Other Liabilities - Schedule of Other Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Accounts payable	$ 1,903	$ 2,045
Bank overdrafts and cash pooling	30	104
Repurchase agreements	1,850	1,824
Accrued expenses and taxes	3,251	3,137
Borrowed funds(1)	320	188
Senior financing(2)	1,967	2,066
Accrued benefit liability	675	651
Secured borrowings from mortgage securitization	1,715	1,453
Lease liabilities	902	0
Put option liability (Note 5)	956	0
Deferred payments liability	438	0
Other	930	685
Total other liabilities	14,937	12,153
Borrowed Funds
Disclosure of detailed information about borrowings [line items]
Net cash flow changes	132	(40)
Foreign exchange rate movements	0	1
Variable Principal Floating Rate Certificate
Disclosure of detailed information about borrowings [line items]
Foreign exchange rate movements	$ (99)	$ 161